Shareholders' Equity (Details) - USD ($)						12 Months Ended
	Oct. 24, 2024	Nov. 22, 2023	Jan. 10, 2023	Mar. 03, 2021	Feb. 23, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Shareholders’ Equity [Line Items]
Common stock, shares issued (in Shares)						27,988,452	25,640,056
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Warrant issued (in Shares)				2,666,666
Gross proceeds				$ 15,999,996
Cash dividend (in Dollars per share)	$ 0.13	$ 0.1	$ 0.05
Aggregate amount	$ 3,640,000	$ 2,560,000	$ 1,180,000
Statutory reserve percentage						25.00%	25.00%	25.00%
Statutory reserves						$ 300,341	$ 196,276	$ 284,952
Statutory reserve, description						In addition, the Company’s subsidiaries incorporated in mainland China are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital.
Tax expense benefit
Common Stock [Member]
Shareholders’ Equity [Line Items]
Net proceeds						1,317,119
Fair value						11,131,829
Maxim Group LLC [Member]
Shareholders’ Equity [Line Items]
Fair value						3,551,048
Maxim Group LLC [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Net proceeds						$ 14,682,877
Statutory Reserve and Restricted Net Assets [Member]
Shareholders’ Equity [Line Items]
Statutory reserve percentage						10.00%
Net assets restricted						$ 26,795,306	$ 26,494,945
Statutory Surplus [Member]
Shareholders’ Equity [Line Items]
Statutory reserve percentage						50.00%
Investors [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued (in Shares)				2,666,666
Common stock, par value (in Dollars per share)				$ 6
Securities Purchase Agreement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants shares (in Shares)					2,666,666
Private Placement [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued (in Shares)					2,666,666